UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	$ 13,067	$ 7,587
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	11,850	8,290
Amortization of favorable and unfavorable contracts	280	(134)
Amortization of deferred loan costs	435	233
Pay-in-kind interest on promissory notes payable to Sponsors	0	3,482
Unit-based compensation	340	460
Changes in operating assets and liabilities:
Accounts receivable	(985)	(3,521)
Due from affiliate	(1,938)	0
Other assets	382	571
Trade accounts payable	2,902	(1,671)
Change in deferred revenue	2,686	3,184
Ad valorem taxes payable	(3,710)	875
Other current liabilities	(1,830)	(2,751)
Other noncurrrent liabilities	(14)	0
Net cash provided by operating activities	23,465	16,605
Cash flows from investing activities:
Capital expenditures	(22,840)	(20,577)
Net cash used in investing activities	(22,840)	(20,577)
Cash flows from financing activities:
Distributions to unitholders	(20,425)	0
Borrowings under revolving credit facility	15,000	0
Cash advance from Bison Midstream to SMP Holdings	(278)	0
Initial public offering costs	0	(579)
Net cash used in financing activities	(5,703)	(579)
Net change in cash and cash equivalents	(5,078)	(4,551)
Cash and cash equivalents, beginning of period	7,895	15,462
Cash and cash equivalents, end of period	2,817	10,911
Supplemental Schedule of Investing and Financing Activities:
Cash interest paid	1,889	1,695
Capitalized interest	(493)	(1,321)
Interest paid (net of capitalized interest)	1,396	374
Cash paid for taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Capital expenditures in accounts payable (period end accruals)	5,207	5,629
Pay-in-kind interest on promissory notes payable to Sponsors	0	4,047
Unit-based compensation	$ 340	$ 460